LOAN SERVICING (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance, beginning of the year	$ 213,079	$ 196,648
Additions	105,480	73,022
Amortization	(73,887)	(56,591)
Balance, end of year	$ 244,672	$ 213,079